COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
COMMITMENTS AND CONTINGENCIES
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO	4.50%
Aggregate amount due | $	$ 5,175,000
Number of shares of common stock to be issued | shares	250,000